Taxation - Schedule of Recognized Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	$ (2,292)	$ 14,401	$ 22,247
Total deferred income tax expense/(benefit)	32,817	(70,120)	(18,491)
Total income tax expense/(benefit), recognized	30,525	(55,719)	3,756
Federal - current
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	(2,246)	13,065	22,138
Total deferred income tax expense/(benefit)	29,294	(48,240)	(15,416)
State - current
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	(46)	1,336	109
Total deferred income tax expense/(benefit)	$ 3,523	$ (21,880)	$ (3,075)